Description of Business and Summary of Significant Accounting Policies - Summary of Carrying Value and Fair Value of Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Nov. 27, 2017	May 22, 2017
LIBOR [Member]
Debt Instrument [Line Items]
Interest rate			2.75%	3.00%
Amended and Restated Term Loan Facility, 4.42%, Due 2024 [Member]
Debt Instrument [Line Items]
Interest rate	4.42%
Amended and Restated Term Loan Facility, 4.42%, Due 2024 [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread	2.75%
Term Loan Facility, 4.75%, Due 2020 [Member]
Debt Instrument [Line Items]
Interest rate		4.75%
Term Loan Facility, 4.75%, Due 2020 [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread		3.75%